Income tax incurred and deferred: Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Disclosure of geographical areas [line items]
Consolidated income before IT and joint venture equity method:			$ 2,855,692	$ 7,661,741	$ 6,916,699
Consolidated income before IT and joint venture equity method:			2,855,692	7,661,737	6,916,699
Net (loss) income before taxes of Airplan and Aerostar			(65,672)	(843,352)	(297,179)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT			4,337	(100,793)	(89,685)
Income before provisions for income taxes			$ 2,794,357	$ 6,717,596	$ 6,529,835
Statutory IT rate			30.00%	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes			$ 838,307	$ 2,015,279	$ 1,958,951
Non-deductible items and other permanent differences			10,496	11,941	15,126
Annual adjustment for tax inflation			(18,958)	(12,783)	12,101
Accounting disconnect inflation			(80,450)	(93,030)	(189,237)
Other non-taxable earnings					(17,742)
IT provision			$ 729,155	$ 1,978,102	$ 1,795,961
Effective IT rate			26.00%	29.00%	28.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Statutory IT rate			10.00%
Effect by difference in rate of IT			$ 42,530	$ 38,579	$ 33,879
IT provision			$ 42,530	$ 38,579	$ 33,879
Colombia (Airplan)
Disclosure of geographical areas [line items]
Statutory IT rate	30.00%	31.00%	32.00%	33.00%	33.00%
Effect by difference in rate of IT			$ (62,770)	$ 18,116	$ (17,117)
IT provision			$ (62,770)	$ 18,116	$ (17,117)